FINANCE LEASE RECEIVABLES AND HIRE PURCHASE RECEIVABLES - Schedule of Finance Leases and Hire Purchases (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Finance leases	£ 740	£ 1,002
Hire purchase	17,508	17,223
Net investment	625	843
Net investment	15,950	15,785
Electric vehicles
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Finance leases	8	3
Hire purchase	576	429
Internal combustion engine vehicles
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Finance leases	176	142
Hire purchase	10,743	10,640
Hybrid vehicles
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Finance leases	5	3
Hire purchase	737	522
Other £m
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Finance leases	436	695
Hire purchase	£ 3,894	£ 4,194